STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 1.8%
Dana	30,130		435,077
Gentex	82,090		2,260,348
			2,695,425
Banks - 5.4%
BancorpSouth Bank	26,300	[a]	778,743
Cathay General Bancorp	54,155		1,881,074
Comerica	10,950		722,591
Commerce Bancshares	5,199	[a]	315,319
First Financial Bankshares	10,680	[a]	355,964
MGIC Investment	100,090		1,259,132
PacWest Bancorp	4,070		147,904
Popular	30,660		1,658,093
Trustmark	21,700		740,187
			7,859,007
Capital Goods - 10.8%
Allison Transmission Holdings	25,740		1,211,067
Curtiss-Wright	16,480		2,132,018
EMCOR Group	23,480		2,022,098
ITT	13,310		814,439
MasTec	26,430	[a,b]	1,716,100
Oshkosh	26,680		2,022,344
Resideo Technologies	75,040	[b]	1,076,824
Spirit AeroSystems Holdings, Cl. A	3,635		298,942
Teledyne Technologies	8,170	[b]	2,630,658
The Timken Company	43,180		1,878,762
			15,803,252
Commercial & Professional Services - 1.7%
HNI	21,880		776,740
Manpowergroup	20,670		1,741,241
			2,517,981
Consumer Durables & Apparel - 4.4%
Deckers Outdoor	12,200	[b]	1,797,792
NVR	460	[b]	1,709,981
Tempur Sealy International	21,380	[a,b]	1,650,536
Under Armour, Cl. A	32,770	[b]	653,434
Under Armour, Cl. C	37,230	[b]	674,980
			6,486,723
Consumer Services - 1.7%
Brinker International	5,400		230,418

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Services - 1.7% (continued)
Jack in the Box	16,970		1,546,306
Norwegian Cruise Line Holdings	9,900	[b]	512,523
The Wendy's Company	8,460	[a]	169,031
			2,458,278
Diversified Financials - 4.1%
Evercore, Cl. A	7,880		631,188
Federated Investors, Cl. B	50,070	[a]	1,622,769
OneMain Holdings	34,800		1,276,464
SEI Investments	38,440		2,277,762
Synchrony Financial	6,680		227,721
			6,035,904
Energy - 4.3%
Apergy	8,670	[b]	234,524
Cabot Oil & Gas	62,900		1,105,153
Devon Energy	17,170		413,110
Equitrans Midstream	86,400	[a]	1,257,120
The Williams Companies	55,580		1,337,255
World Fuel Services	47,120		1,881,973
			6,229,135
Food & Staples Retailing - 1.4%
Casey's General Stores	12,230	[a]	1,970,987
Health Care Equipment & Services - 5.2%
Amedisys	14,930	[b]	1,955,979
Hill-Rom Holdings	16,630		1,749,975
Masimo	6,860	[b]	1,020,699
STERIS	8,800		1,271,512
Veeva Systems, Cl. A	9,000	[b]	1,374,210
West Pharmaceutical Services	1,900		269,458
			7,641,833
Insurance - 4.6%
Brown & Brown	59,680		2,152,061
Globe Life	17,710		1,695,910
Kemper	11,920		929,164
Primerica	15,805		2,010,870
			6,788,005
Materials - 6.0%
Allegheny Technologies	81,610	[a,b]	1,652,602
Element Solutions	138,730	[a,b]	1,412,271
Reliance Steel & Aluminum	18,780		1,871,615
Sensient Technologies	21,600		1,482,840
Valvoline	74,230		1,635,287
Worthington Industries	19,720		710,906
			8,765,521

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 3.4%
AMC Networks, Cl. A	35,240	[a,b]	1,732,398
Liberty Broadband, Cl. C	11,240	[b]	1,176,491
TEGNA	39,530	[a]	613,901
The New York Times Company, Cl. A	50,470		1,437,386
			4,960,176
Pharmaceuticals Biotechnology & Life Sciences - 7.0%
Agilent Technologies	6,320		484,302
Bio-Rad Laboratories, Cl. A	5,570	[b]	1,853,362
Charles River Laboratories International	16,230	[b]	2,148,365
Elanco Animal Health	9,380	[b]	249,414
Exelixis	105,000	[b]	1,856,925
Incyte	8,150	[b]	604,975
Mettler-Toledo International	760	[b]	535,344
PRA Health Sciences	2,560	[b]	254,029
Syneos Health	3,150	[b]	167,612
Waters	3,000	[b]	669,690
Zoetis	11,690		1,456,457
			10,280,475
Real Estate - 8.9%
Alexander & Baldwin	10,820	[c]	265,198
Apartment Investment & Management, Cl. A	2,920	[c]	152,249
Cousins Properties	6,690	[c]	251,477
CubeSmart	6,100	[c]	212,890
EastGroup Properties	1,200	[c]	150,024
First Industrial Realty Trust	52,200	[c]	2,065,032
Highwoods Properties	24,600	[c]	1,105,524
Lamar Advertising, Cl. A	27,605	[c]	2,261,678
Medical Properties Trust	105,530	[c]	2,064,167
Piedmont Office Realty Trust, Cl. A	17,880	[a,c]	373,334
PS Business Parks	9,020	[c]	1,641,189
Service Properties Trust	16,075	[c]	414,574
Tanger Factory Outlet Centers	7,680	[a,c]	118,886
Weingarten Realty Investors	68,520	[c]	1,995,988
			13,072,210
Retailing - 2.7%
Dick's Sporting Goods	7,110	[a]	290,159
Etsy	15,410	[b]	870,665
Floor & Decor Holdings, Cl. A	27,060	[a,b]	1,384,119
Foot Locker	5,960		257,234
Murphy USA	14,110	[b]	1,203,583
			4,005,760
Semiconductors & Semiconductor Equipment - 2.5%
Cirrus Logic	29,100	[b]	1,559,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Semiconductors & Semiconductor Equipment - 2.5% (continued)
Semtech	3,130	[b]	152,149
Silicon Laboratories	9,000	[b]	1,002,150
Teradyne	11,110		643,380
Xilinx	3,150		302,085
			3,658,942
Software & Services - 9.3%
CACI International, Cl. A	9,330	[b]	2,157,656
Citrix Systems	5,620		542,442
Fair Isaac	4,000	[b]	1,214,080
Fortinet	5,920	[b]	454,419
j2 Global	22,210	[a]	2,017,112
Leidos Holdings	3,060		262,793
Manhattan Associates	24,890	[b]	2,007,876
MAXIMUS	26,390		2,038,891
Perspecta	31,000		809,720
WEX	10,140	[b]	2,048,990
			13,553,979
Technology Hardware & Equipment - 5.1%
Ciena	44,000	[b]	1,726,120
Tech Data	17,030	[b]	1,775,207
Xerox Holdings	45,770		1,368,981
Zebra Technologies, Cl. A	12,650	[b]	2,610,580
			7,480,888
Telecommunication Services - .9%
Telephone & Data Systems	51,720		1,334,376
Transportation - 3.3%
Landstar System	17,840		2,008,427
Old Dominion Freight Line	15,060	[a]	2,559,748
United Airlines Holdings	3,300	[b]	291,753
			4,859,928
Utilities - 5.0%
IDACORP	8,500		957,695
MDU Resources Group	62,860		1,772,023
National Fuel Gas	31,560	[a]	1,480,795
NorthWestern	6,790		509,590
NRG Energy	4,350		172,260
OGE Energy	53,690		2,436,452
			7,328,815
Total Common Stocks (cost $129,314,494)			145,787,600

	1-Day Yield (%)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $728,531)	1.89	728,531	[d]	728,531

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $121,648)	1.89	121,648	[d]	121,648
Total Investments (cost $130,164,673)		100.1%		146,637,779
Liabilities, Less Cash and Receivables		(.1%)		(177,024)
Net Assets		100.0%		146,460,755

a Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $21,491,771 and the value of the collateral was $21,823,190, consisting of cash collateral of $121,648 and U.S. Government & Agency securities valued at $21,701,542.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
MidCap Stock Portfolio

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities—Common Stocks	145,787,600	-	-	145,787,600
Investment Companies	850,179	-	-	850,179

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $16,473,106, consisting of $21,798,138 gross unrealized appreciation and $5,325,032 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.